Long-term investments, net (Details narrative) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Foreign exchange translation	$ 117,807	$ 231,524
Total	0	$ 6,932,404
Impairment for long-term investments	7,393,447
Shanghai Zhong Jian Yiting Medical Health Technology
Total	7,100,000
Zhejiang Yili Yuncang Technology Group Co., Ltd | Equity Method Investee Twenty One
Total	$ 100,000
Noncontrolling interest, ownership percentage by parent	10.00%